Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 520,773	$ 499,049
Cost of sales	201,735	211,310
Gross margin	319,038	287,739
Operating expenses:
Sales and marketing	2,361,105	3,992,975
Research and development	3,242,622	5,481,229
General and administrative	4,522,639	5,227,181
Total operating expenses	10,126,366	14,701,385
Loss from operations	(9,807,328)	(14,413,646)
Other income (expense)
Other income	105,851	125,968
Change in fair value of convertible debt	(528,210)	45,000
Financing expense		(250,000)
Interest and accretion expense	(659,473)	(88,759)
Other expense	(134,602)	(231,206)
Total other expense, net	(1,216,434)	(398,997)
Loss before income tax	(11,023,762)	(14,812,643)
Income taxes provision
Net loss	(11,023,762)	(14,812,643)
Foreign currency translation loss	(62,366)	(150,596)
Comprehensive loss	$ (11,086,128)	$ (14,963,239)
Basic loss per ordinary share (in Dollars per share)	$ (0.49)	$ (1)
Diluted loss per ordinary share (in Dollars per share)	$ (0.49)	$ (1)
Weighted average number of ordinary shares outstanding (in Shares)	22,350,033	14,803,243